Financial instruments (Details 10) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr (19)	SFr 0
Net gains/(losses) of which related to credit risk - on assets	(3)	(1)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	640	472
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	(39)	207
Net gains/(losses) of which related to credit risk - on assets	(2)	3
Loans
Gains (losses) on financial instruments
Net gains/(losses)	442	531
Net gains/(losses) of which related to credit risk - on assets	45	70
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	355	952
Net gains/(losses) of which related to credit risk - on assets	(64)	351
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	36	(26)
Net gains/(losses) of which related to credit risk - on liabilities	27	(8)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	47	(38)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(18)	(46)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	647	(2,145)
Net gains/(losses) of which related to credit risk - on liabilities	287	(18)
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	188	43
Net gains/(losses) of which related to credit risk - on liabilities	SFr 10	SFr (39)